Contents of Significant Accounts - Summary of Other Current Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Significant Investments In Associates [Abstract]
Time deposits with original maturities of over three months to a year	$ 14,305,779		$ 2,353,066
Others	2,945,390		6,850,327
Total	$ 17,251,169	$ 614,358	$ 9,203,393